Share capital, stock options and other stock-based plans	3 Months Ended
Mar. 31, 2026
Share-Based Payment Arrangement [Abstract]
Share capital, stock options and other stock-based plans
12. Share capital, stock options and other stock-based plans:

During the three months ended March 31, 2026, the Company issued 20,521 common shares, net of cancellations, upon exercises of share units (three months ended March 31, 2025 – 43,798 common shares). The Company issues shares from treasury to satisfy share unit exercises.
(a)    Share Units (“Units”):

The value assigned to issued Units and the amounts accrued are recorded as other equity instruments. As Units are exercised or vest and the underlying shares are issued from treasury of the Company, the value is reclassified to share capital.

During the three months ended March 31, 2026, the Company recognized $168, (three months ended March 31, 2025 - $285) of stock-based compensation associated with the Westport Omnibus Plan. The Westport Omnibus Plan aims to advance the Company's interests by encouraging employees, consultants and non-employee directors to receive equity-based compensation and incentives. The plan outlines the stock-based options types, eligibility and vesting terms.

A continuity of the Units issued under the Westport Omnibus Plan are as follows:

	Three months ended March 31, 2026		Three months ended March 31, 2025
	Number of Units	Weighted average grant date fair value (CDN $)	Number of Units	Weighted average grant date fair value (CDN $)
Outstanding, beginning of period	713,061	$11.75	524,322	$11.75
Granted	—	—	—	—
Exercised	(20,521)	17.80	(43,798)	19.76
Forfeited/expired	(134,706)	8.55	(73,069)	12.77
Outstanding, end of period	557,834	$5.20	407,455	$10.67
Units outstanding and exercisable, end of period	491	$31.07	1,189	$26.82
12. Share capital, stock options and other stock-based plans (continued):

During the three months ended March 31, 2026, nil share units were granted to certain employees and directors (three months ended March 31, 2025 - nil).

Values of PSUs are determined using the Monte–Carlo Simulation Model. RSUs typically vest over a three-year period so the actual value received by the individual depends on the share price on the day such RSUs are settled for common shares, not the date of grant. Vesting of DSUs shall occur immediately prior to the resignation, retirement or termination of directorship, in accordance with the terms of Westport's Omnibus Plan.

As at March 31, 2026, $595 of compensation expense related to Units awarded has yet to be recognized in results from operations and will be recognized ratably over 1.5 years.
(b)    Aggregate intrinsic values:

The aggregate intrinsic value of the Company’s share units at March 31, 2026 as follows:

March 31, 2026
(CDN $)
Share units:
Outstanding	$1,388
Exercisable	15
Exercised	51
(c)    Stock-based compensation:

Stock-based compensation associated with the Unit plans is included in operating expenses as follows:

	Three Months Ended March 31,
	2026	2025
Research and development	8	13
General and administrative	160	247
Sales and marketing	—	25
	$168	$285

	Three Months Ended March 31,
	2026	2025
Stock-based compensation - equity or cash settled	86	212
Stock-based compensation - cash settled only	82	73
	$168	$285

Units outstanding settled in cash only are remeasured at each reporting period based on the Company's closing share price. The outstanding liability is reported within accrued payroll in note 10.